U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                         Read instructions at end of Form before preparing Form. Please print or type.

   1.  Name and address of issuer:
                           Endeavor Series Trust
                       2101 East Coast Highway, Suite 300
                            Corona del Mar, CA 92625

     2. Name of each  series or class of funds for which  this  notice is filed:
TCW Money Market Portfolio, TCW Managed Asset Allocation Portfolio, Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U. S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, T. Rowe International Stock Portfolio and Opportunity Value Portfolio

   3.  Investment Company Act File Number:  811-5780

        Securities Act File Number:  33-27352

   4.Last day of fiscal year for which this notice is filed:  December 31, 1996

   5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     |-| 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): N/A

   7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                15,776,151 shares

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None


  *9. umber and aggregate sale price of securities sold during the fiscal year:


Total:  Shares: 0   Aggregate Dollar Amount: $0


  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Total:  Shares: 60,162,576    Aggregate Dollar Amount:   $262,444,255

  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

Total:   Shares:  2,360,324     Aggregate Dollar Amount:  $13,024,994

  *12.  Calculation of registration fee:
       ( i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)

       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

       ( v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):


       (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction
              C.6):                                       x 1/3300

       (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

     Instructions: Issuer should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

*No fee is due as all shares were sold to unmanaged separate accounts whose interests have been registered under the Securities Act of 1933 and for which registration fees have been paid. The Registrant offers its shares exclusively to registered separate accounts of affiliated insurance companies.

  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                 Not Applicable



                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Gail A. Hanson

                                           Gail A. Hanson, Assistant Secretary

Date:  February 27, 1997

*Please print the name and title of the signing officer below the signature